Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
General and administrative expenses
Amortization	$ 328,976	$ 269,186
Consulting fees	2,035,028	1,374,548
Directors fees	338,047	324,550
Foreign exchange (gain) / loss	487,069	(48,270)
Insurance	646,113	737,775
Management fees	787,500	650,000
Marketing	3,764,546	3,093,682
Office and miscellaneous	1,237,028	1,319,424
Professional fees	834,492	981,800
Share based compensation	5,836,747	4,086,178
Transaction costs	164,696	0
Transfer agent and filing	335,260	642,133
Travel and promotion	94,143	560,405
Total general and administrative expenses	(16,889,645)	(13,991,411)
Other income / (loss)
Interest income	1,632,960	959,740
Revaluation loss on investment in equity instruments	(691,704)	(116,127)
Impairment loss	0	(443,930)
Net loss	(15,948,389)	(13,591,728)
Items that will be reclassified subsequently
Translation gain on foreign operations	12,462,040	9,833,704
Comprehensive loss	$ (3,486,349)	$ (3,758,024)
Basic loss per share	$ (0.08)	$ (0.08)
Diluted loss per share	$ (0.08)	$ (0.08)
Weighted average number of common shares
Basic	212,050,953	172,201,698
Diluted	212,050,953	172,201,698